UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   October 5, 2010
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        38
Form 13F Information Table Value Total:        77132
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2265    53300 SH       Sole                                      53300
AFLAC INC COM                  COM              001055102     1329    25700 SH       Sole                                      25700
APPLE COMPUTER INC COM         COM              037833100     2757     9715 SH       Sole                                       9715
BCE INC COM                    COM              05534B760     1063    32700 SH       Sole                                      32700
CISCO SYS INC COM              COM              17275R102     2152    98286 SH       Sole                                      98286
COCA COLA CO COM               COM              191216100     2778    47468 SH       Sole                                      47468
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     1597    90150 SH       Sole                                      90150
ECOLAB INC                     COM              278865100     2146    42301 SH       Sole                                      42301
ENTERPRISE PRODUCTS            COM              293792107      341     8600 SH       Sole                                       8600
EXXON MOBIL CORP COM           COM              30231G102     2530    40944 SH       Sole                                      40944
FISERV INC COM                 COM              337738108     1094    20325 SH       Sole                                      20325
GENERAL DYNAMICS CORP COM      COM              369550108      779    12410 SH       Sole                                      12410
GENERAL ELEC CO COM            COM              369604103      264    16219 SH       Sole                                      16219
GENERAL MLS INC COM            COM              370334104     2463    67400 SH       Sole                                      67400
INTEL CORP COM                 COM              458140100     2169   112951 SH       Sole                                     112951
JACOBS ENGR GROUP DEL COM      COM              469814107     1716    44350 SH       Sole                                      44350
JOHNSON & JOHNSON COM          COM              478160104     3576    57713 SH       Sole                                      57713
KINDER MORGAN ENERGY UT LTD PA COM              494550106     1843    26907 SH       Sole                                      26907
MEDTRONIC INC COM              COM              585055106     2415    71904 SH       Sole                                      71904
MICROSOFT CORP COM             COM              594918104     2398    97927 SH       Sole                                      97927
NIKE INC CL B                  COM              654106103     2508    31300 SH       Sole                                      31300
ORACLE CORP COM                COM              68389X105     1878    69950 SH       Sole                                      69950
PEPSICO INC COM                COM              713448108     3342    50307 SH       Sole                                      50307
PROCTER & GAMBLE CO COM        COM              742718109     2690    44854 SH       Sole                                      44854
SCHLUMBERGER LTD COM           COM              806857108     1796    29150 SH       Sole                                      29150
STAPLES INC COM                COM              855030102     1996    95425 SH       Sole                                      95425
STRYKER CORP COM               COM              863667101     2175    43459 SH       Sole                                      43459
T ROWE PRICE GROUP INC         COM              74144T108     2621    52351 SH       Sole                                      52351
TJX COS INC NEW COM            COM              872540109     2422    54275 SH       Sole                                      54275
UNITED TECHNOLOGIES CP COM     COM              913017109     2428    34081 SH       Sole                                      34081
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2272    37550 SH       Sole                                      37550
WAL MART STORES INC COM        COM              931142103     2486    46451 SH       Sole                                      46451
NOVO-NORDISK A S ADR                            670100205     2890    29359 SH       Sole                                      29359
PETROLEO BRASILEIRO SA SPONSOR                  71654V408     1012    27900 SH       Sole                                      27900
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2214    36715 SH       Sole                                      36715
TEVA PHARMACEUTCL INDS ADR                      881624209     2165    41050 SH       Sole                                      41050
ISHARES TR MSCI EMERG MKT                       464287234     2264    50575 SH       Sole                                      50575
JPMORGAN CHASE CAP XVI PFD TR                   481228203      297    11800 SH       Sole                                      11800